Crawford Large Cap Dividend Fund
Schedule of Investments
September 30, 2023 - (Unaudited)
COMMON STOCKS — 97.80% Shares Fair Value
Communications — 5.31%
Comcast Corp., Class A 30,500 $ 1,352,370
Omnicom Group, Inc. 19,850 1,478,428
2,830,798
Consumer Discretionary — 7.34%
Genuine Parts Co. 10,940 1,579,517
Hasbro, Inc. 6,000 396,840
Home Depot, Inc. (The) 6,410 1,936,846
3,913,203
Consumer Staples — 11.39%
Coca-Cola Co. (The) 28,000 1,567,440
Mondelez International, Inc., Class A 15,850 1,099,990
Philip Morris International, Inc. 18,250 1,689,585
Procter & Gamble Co. (The) 7,900 1,152,294
Walmart, Inc. 3,500 559,755
6,069,064
Financials — 16.42%
American Express Co. 9,900 1,476,981
BlackRock, Inc. 1,700 1,099,033
Chubb Ltd. 5,920 1,232,426
JPMorgan Chase & Co. 6,700 971,634
M&T Bank Corp. 4,500 569,025
Marsh & McLennan Companies, Inc. 6,150 1,170,345
Northern Trust Corp. 11,120 772,618
Willis Towers Watson PLC 6,998 1,462,301
8,754,363
Health Care — 18.30%
AbbVie, Inc. 11,500 1,714,190
AstraZeneca PLC - ADR 25,000 1,693,000
Cardinal Health, Inc. 3,000 260,460
Johnson & Johnson 13,140 2,046,555
Medtronic PLC 20,500 1,606,380
Merck & Co., Inc. 20,170 2,076,502
Stryker Corp. 1,300 355,251
9,752,338
Industrials — 12.89%
Honeywell International, Inc. 6,950 1,283,943
Johnson Controls International PLC 31,600 1,681,436
Raytheon Technologies Corp. 12,500 899,625
TE Connectivity Ltd. 8,000 988,240
United Parcel Service, Inc., Class B 12,930 2,015,399
6,868,643
Real Estate — 1.31%
Alexandria Real Estate Equities, Inc. 7,000 700,700
Technology — 22.23%
Accenture PLC, Class A 5,840 1,793,521

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 97.80% - (continued) Shares Fair Value
Technology — 22.23% - (continued)
Global Payments, Inc. 12,700 $ 1,465,453
International Business Machines Corp. 11,500 1,613,450
Microsoft Corp. 9,120 2,879,640
S&P Global, Inc. 3,300 1,205,853
SAP SE - ADR 4,000 517,280
Texas Instruments, Inc. 8,350 1,327,734
Visa, Inc., Class A 4,550 1,046,546
11,849,477
Utilities — 2.61%
American Electric Power Co., Inc. 18,500 1,391,570
Total Common Stocks (Cost $30,973,624) 52,130,156
MONEY MARKET FUNDS - 2.23%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.22%
(a)
1,188,644 1,188,644
Total Money Market Funds (Cost $1,188,644) 1,188,644
Total Investments — 100.03% (Cost $32,162,268) 53,318,800
Liabilities in Excess of Other Assets — (0.03)% (15,077)
NET ASSETS — 100.00% $ 53,303,723
(a) Rate disclosed is the seven day effective yield as of September 30, 2023.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
September 30, 2023 - (Unaudited)
COMMON STOCKS — 98.61% Shares Fair Value
Consumer Discretionary — 10.40%
Academy Sports & Outdoors, Inc. 87,110 $ 4,117,689
Carter's, Inc. 50,874 3,517,937
Columbia Sportswear Co. 50,800 3,764,280
H&R Block, Inc. 69,377 2,987,374
HNI Corp. 91,044 3,152,854
Johnson Outdoors, Inc., Class A 63,672 3,482,222
Monro, Inc. 89,348 2,481,194
Rocky Brands, Inc. 102,853 1,511,939
Shoe Carnival, Inc. 102,073 2,452,814
27,468,303
Consumer Staples — 8.84%
Casey's General Stores, Inc. 17,687 4,802,374
Flowers Foods, Inc. 176,566 3,916,234
Inter Parfums, Inc. 21,042 2,826,782
J&J Snack Foods Corp. 25,290 4,138,709
MGP Ingredients, Inc. 26,334 2,777,710
PriceSmart, Inc. 34,975 2,603,189
Turning Point Brands, Inc. 98,328 2,270,394
23,335,392
Energy — 2.32%
DT Midstream, Inc. 115,721 6,123,955
Financials — 20.09%
Artisan Partners Asset Management, Inc., Class A 73,308 2,743,185
BancFirst Corp. 43,121 3,739,884
First Hawaiian, Inc. 135,037 2,437,418
Hamilton Lane, Inc., Class A 45,700 4,133,108
Hanover Insurance Group, Inc. 45,959 5,100,530
Houlihan Lokey, Inc. 36,709 3,932,268
Lazard Ltd., Class A 90,614 2,809,940
Old Republic International Corp. 199,397 5,371,755
SouthState Corp. 46,362 3,122,944
Stock Yards Bancorp, Inc. 77,260 3,035,545
Trico Bancshares 144,350 4,623,531
Valley National Bancorp 300,996 2,576,526
Walker & Dunlop, Inc. 46,662 3,464,187
Webster Financial Corp. 73,550 2,964,801
WSFS Financial Corp. 81,949 2,991,139
53,046,761
Health Care — 9.67%
Atrion Corp. 11,056 4,568,008
CONMED Corp. 53,666 5,412,216
LeMaitre Vascular, Inc. 88,702 4,832,485
Perrigo Co. PLC 167,939 5,365,651
U.S. Physical Therapy, Inc. 58,413 5,358,224
25,536,584

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
COMMON STOCKS — 98.61% - (continued) Shares Fair Value
Industrials — 25.83%
AZZ, Inc. 117,298 $ 5,346,443
ESCO Technologies, Inc. 51,240 5,351,505
Franklin Electric Co., Inc. 56,218 5,016,332
Hackett Group, Inc. (The) 227,465 5,365,900
Hillenbrand, Inc. 64,492 2,728,657
Information Services Group, Inc. 456,359 1,998,852
Landstar System, Inc. 11,218 1,984,913
Littelfuse, Inc. 21,502 5,317,874
Moog, Inc., Class A 48,507 5,479,351
MSC Industrial Direct Co., Inc., Class A 42,057 4,127,895
Mueller Water Products, Inc. 352,964 4,475,584
nVent Electric PLC 92,849 4,920,068
Standex International, Inc. 36,412 5,304,863
Tennant Co. 39,991 2,965,333
Valmont Industries, Inc. 20,271 4,869,297
Woodward, Inc. 23,690 2,943,719
68,196,586
Materials — 3.04%
HB Fuller Co. 76,106 5,221,633
WD-40 Co. 13,850 2,814,874
8,036,507
Real Estate — 5.35%
Armada Hoffler Properties, Inc. 181,103 1,854,495
Four Corners Property Trust, Inc. 96,401 2,139,138
Independence Realty Trust, Inc. 335,343 4,718,276
National Storage Affiliates Trust 79,784 2,532,344
STAG Industrial, Inc. 83,278 2,873,924
14,118,177
Technology — 11.63%
American Software, Inc., Class A 474,413 5,436,773
Belden, Inc. 59,294 5,724,836
CTS Corp. 81,841 3,416,043
Power Integrations, Inc. 64,541 4,925,124
Sapiens International Corp. NV 190,329 5,411,053
Simulations Plus, Inc. 138,599 5,779,579
30,693,408
Utilities — 1.44%
Black Hills Corp. 75,352 3,812,058
Total Common Stocks (Cost $230,064,018) 260,367,731

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
MONEY MARKET FUNDS - 1.53%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.22%
(a)
4,027,508 $ 4,027,508
Total Money Market Funds (Cost $4,027,508) 4,027,508
Total Investments — 100.14% (Cost $234,091,526) 264,395,239
Liabilities in Excess of Other Assets — (0.14)% (374,564)
NET ASSETS — 100.00% $ 264,020,675
(a) Rate disclosed is the seven day effective yield as of September 30, 2023.

Crawford Multi-Asset Income Fund
Schedule of Investments
September 30, 2023 - (Unaudited)
COMMON STOCKS — 47.91% Shares Fair Value
Communications — 2.98%
BCE, Inc. 47,020 $ 1,794,753
Verizon Communications, Inc. 46,200 1,497,342
3,292,095
Consumer Staples — 4.88%
Kraft Heinz Co. (The) 66,000 2,220,240
Philip Morris International, Inc. 34,250 3,170,865
5,391,105
Energy — 11.40%
DT Midstream, Inc. 35,830 1,896,124
Kinder Morgan, Inc. 188,010 3,117,206
ONEOK, Inc. 52,220 3,312,315
Williams Companies, Inc. (The) 126,710 4,268,859
12,594,504
Financials — 3.63%
Huntington Bancshares, Inc. 179,370 1,865,448
New York Community Bancorp, Inc. 188,570 2,138,384
4,003,832
Health Care — 5.44%
AbbVie, Inc. 18,860 2,811,271
Gilead Sciences, Inc. 22,625 1,695,518
Pfizer, Inc. 45,180 1,498,621
6,005,410
Real Estate — 11.18%
Alexander's, Inc. 10,370 1,889,725
Crown Castle International Corp. 9,300 855,879
CubeSmart 37,780 1,440,551
Four Corners Property Trust, Inc. 68,240 1,514,246
Physicians Realty Trust 206,370 2,515,650
STAG Industrial, Inc. 69,150 2,386,367
WP Carey, Inc. 32,180 1,740,294
12,342,712
Technology — 4.06%
American Software, Inc., Class A 55,760 639,010
International Business Machines Corp. 27,400 3,844,220
4,483,230
Utilities — 4.34%
Duke Energy Corp. 29,110 2,569,248
Southern Co. (The) 34,380 2,225,074
4,794,322
Total Common Stocks (Cost $53,478,387) 52,907,210
PREFERRED STOCKS — 33.59% Shares Fair Value
Energy — 0.65%
Energy Transfer LP, Series D, 7.63% 27,730 712,661

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
PREFERRED STOCKS — 33.59% - (continued) Shares Fair Value
Financials — 19.16%
AGNC Investment Corp., Series C, 7.00% 69,990 $ 1,795,244
Ally Financial, Inc., Series B, 4.70%
(a)
3,089,000 2,126,536
American Express Co., Series D, 3.55% 3,250,000 2,588,228
Annaly Capital Management, Inc., Series F, 6.95% 71,610 1,813,881
Bank of America Corp., Series KK, 5.38% 9,830 210,264
Charles Schwab Corp. (The), Series I, 4.00%
(a)
5,212,000 4,360,494
Invesco Mortgage Capital, Inc., Series C, 7.50% 118,500 2,306,010
Two Harbors Investment Corp., Series B, 7.63% 145,540 2,922,442
Wells Fargo & Co., Series L, 7.50% 2,720 3,032,800
21,155,899
Real Estate — 5.95%
Armada Hoffler Properties Inc., Series A, 6.75% 51,070 1,077,577
Digital Realty Trust, Inc., Series L, 5.20% 102,150 2,068,537
Hersha Hospitality Trust, Series D, 6.50% 45,390 1,123,403
UMH Properties, Inc., Series D, 6.38% 37,100 779,842
Vornado Realty Trust, Series M, 5.25% 104,150 1,522,673
6,572,032
Utilities — 7.83%
Nisource, Inc., Series B, 6.50% 111,050 2,787,355
Sempra Energy, 5.75% 8,690 198,045
Southern Co. (The), Series A, 4.95% 104,420 2,198,041
Spire, Inc., Series A, 5.90% 147,950 3,463,510
8,646,951
Total Preferred Stocks (Cost $42,543,184) 37,087,543
CORPORATE BONDS — 12.12%
Principal
Amount Fair Value
Energy — 2.38%
Transcanada Trust, 5.63%, 5/20/2075 $ 2,830,000 2,626,526
Real Estate — 3.45%
Crown Castle, Inc., 5.00%, 1/11/2028 3,945,000 3,814,831
Technology — 3.24%
Fidelity National Information Services Inc., 4.50%, 7/15/2025 3,665,000 3,576,804
Utilities — 3.05%
WEC Energy Group, Inc., 4.75%, 1/9/2026 3,440,000 3,371,551
Total Corporate Bonds (Cost $13,631,848) 13,389,712
MONEY MARKET FUNDS - 6.04%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.22%
(b)
6,669,758 6,669,758
Total Money Market Funds (Cost $6,669,758) 6,669,758
Total Investments — 99.66% (Cost $116,323,177) 110,054,223
Other Assets in Excess of Liabilities — 0.34% 374,097
NET ASSETS — 100.00% $ 110,428,320

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
(a) Rate disclosed is the seven day effective yield as of September 30, 2023.